Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Cash Flows from Operating Activities
Net income (loss)	$ 484	$ (845)	$ (5,265)	$ 2,779	$ (2,230)
Adjustments to the profit or loss items:
Depreciation and impairment	3,055	1,240	9,143	3,612	5,609
Financial expenses (income), net	2,068	41	5,719	(173)	1,189
Cost of share-based payment	366	134	935	504	529
Taxes on income	10		60		345
Change in employee benefit liabilities, net	(10)	38	(106)	61	45
Adjustments to the profit or loss items	5,489	1,453	15,751	4,004	7,717
Changes in asset and liability items:
Decrease (increase) in trade receivables, net	(6,358)	1,200	10,744	(4,446)	(12,861)
Decrease (increase) in other accounts receivables	844	(73)	2,917	1,556	(1,634)
Decrease (increase) in inventories	(8,509)	(3,562)	(5,606)	(5,963)	(2,373)
Decrease (increase) in deferred expenses	(2,112)	(2,397)	(2,596)	(4,759)	(6,883)
Increase (decrease) in trade payables	13,738	1,586	5,895	2,725	7,917
Increase (decrease) in other accounts payables	2,083	(683)	566	(1,482)	(392)
Decrease in deferred revenues		550		1,550	1,815
Total Changes in asset and liability	(314)	(3,379)	11,920	(10,819)	(14,411)
Cash received (paid) during the period for:
Interest paid	(170)	(32)	(550)	(139)	(228)
Interest received	12	140	15	357	375
Taxes paid	(9)	(9)	(27)	(32)	(42)
Cash received (paid) during the year	(167)	99	(562)	186	105
Net cash provided by (used in) operating activities	5,492	(2,672)	21,844	(3,850)	(8,819)
Cash Flows from Investing Activities
Investment in short term investments, net		36,116		39,083	39,083
Purchase of property and equipment and intangible assets	(1,616)	(1,523)	(2,807)	(2,986)	(3,730)
Business combination				(1,404)	(96,403)
Net cash provided by (used in) investing activities	(1,616)	34,593	(2,807)	34,693	(61,050)
Cash Flows from Financing Activities
Proceeds from exercise of share base payments	1	4	7	14	19
Receipt of long-term loans					20,000
Repayment of lease liabilities	(269)	(308)	(842)	(903)	(1,221)
Repayment of long-term loans	(1,116)	(15)	(1,517)	(221)	(205)
Repayment of other long-term liabilities	(877)		(4,120)
Net cash provided by (used in) financing activities	(2,261)	(319)	(6,472)	(1,110)	18,593
Exchange differences on balances of cash and cash equivalent	(296)	(178)	100	(90)	(334)
Increase (decrease) in cash and cash equivalents	1,319	31,424	12,665	29,643	(51,610)
Cash and cash equivalents at the beginning of the period	29,933	68,416	18,587	70,197	70,197
Cash and cash equivalents at the end of the period	31,252	99,840	31,252	99,840	18,587
Significant non-cash transactions
Right-of-use asset recognized with corresponding lease liability	230	181	526	769	845
Purchase of property and equipment and Intangible assets	$ 134	$ 352	$ 134	$ 352	$ 1,001